Share Capital - Treasury Shares (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Treasury shares	€ 212	€ 196
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	15,053